Investment in Subsidiaries (Details Narrative) - ILS (₪) ₪ in Thousands					1 Months Ended		12 Months Ended
	Apr. 18, 2024	Jan. 29, 2024	Dec. 19, 2023	Dec. 19, 2022	Aug. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 15, 2023	May 14, 2020
IfrsStatementLineItems [Line Items]
Acquisition description	On April 18, 2024, the Company engaged in an agreement to purchase 50% of “New day Eilat” pharmacy, subsequent to which the Company holds 100%. The pharmacy is located in Eilat	On January 29, 2024, the Company engaged in an agreement to purchase 100% of “Leon-Pharm” which operates five pharmacies						On April 18, 2024 the Company engaged in an agreement to purchase an additional 50% of “New day Eilat” pharmacy and 50% of “New day Distribution” trading house, subsequent to which the Company holds 100% from New day Eilat, See Note 8B(2), and from 2025 the Company holds 100% from “New day Distribution” trading house.
Goodwill							₪ 7,422
Revenue							238,845	₪ 355,553	₪ 388,684
Loans received from partners				₪ 20,000
Total assets							762,574	786,614
Liabilities							364,903	329,552
Recognized loss from loss of control					₪ 62	₪ 1,264	(72,793)	(63,533)	₪ 43,749
Proceeds from partner inventory income				₪ 20,000
Top of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from partner income			₪ 40,000
Measurement of fair values [member]
IfrsStatementLineItems [Line Items]
Revenue							33,135
Total comprehensive profit (loss) for the year							6,598
Measurement of fair values [member] | Total for all subsidiaries [member]
IfrsStatementLineItems [Line Items]
Total comprehensive profit (loss) for the year							39,901
Consideration amount							₪ 6,000
Canndoc [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							100.00%
Pharmazone [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							100.00%
Cannolam ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired							100.00%			100.00%	100.00%
Eilat pharmacy and trading house [member]
IfrsStatementLineItems [Line Items]
Loans received from partners							₪ 100	2,500
Total assets							1,200	4,200
Liabilities							₪ 1,200	4,300
Recognized loss from loss of control								₪ 100